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                                                 DECEMBER 17, 1998 SUPPLEMENT TO
                                                  PROSPECTUSES DATED MAY 1, 1998

THE FOLLOWING INFORMATION SUPPLEMENTS THE PRIMELITE PROSPECTUSES DATED MAY 1, 1998 FOR VARIABLE ANNUITY CONTRACTS ISSUED BY THE TRAVELERS INSURANCE COMPANY AND THE TRAVELERS LIFE AND ANNUITY COMPANY.

1. The Fund Expenses information listed in the Profile is amended to read as follows:

                                                                           TOTAL
                                                           TOTAL           ANNUAL                                EXAMPLES: TOTAL
                                                          ANNUAL          FUNDING            TOTAL               ANNUAL EXPENSES
                                                         INSURANCE         OPTION           ANNUAL                  AT END OF:
                                                          CHARGES         EXPENSES          CHARGES             1 YEAR      10 YEAR
                                                         --------------------------------------------------------------------------
GREENWICH STREET SERIES FUND
    Appreciation Portfolio..............                   1.50%            .80%              2.30%              $103         $264


2. The Fee Table in the prospectus is amended to read as follows:

                                                          MANAGEMENT FEE             OTHER EXPENSES                  TOTAL ANNUAL
                                                        (AFTER EXPENSES ARE        (AFTER EXPENSES ARE              FUNDING OPTION
                                                            REIMBURSED)                REIMBURSED)                     EXPENSES
GREENWICH STREET SERIES FUND
     Appreciation Portfolio                                    0.75%                      0.05%                          0.80%

The Example shown in the Fee Table in the prospectus is amended to read as follows:

                                                                                                 IF CONTRACT IS NOT
                                          IF CONTRACT IS SURRENDERED AT                   SURRENDERED OR IS ANNUITIZED AT
                                            THE END OF PERIOD SHOWN:                          THE END OF PERIOD SHOWN:
                                            ------------------------                          ------------------------
                                  1 YEAR      3 YEARS     5 YEARS      10 YEARS      1 YEAR     3 YEARS     5 YEARS     10 YEARS
GREENWICH STREET SERIES FUND
      Appreciation Portfolio       103          132         163          264           23         103         163          264

3. The last paragraph of the "Withdrawal Charge" section of the prospectus is amended by substituting the last sentence with the following:

           (4) if the annuitant is confined to an Eligible Nursing Home as described in Appendix B.

4. The paragraph entitled "Joint Owner" in the "Types of Ownership" section of the prospectus is amended by substituting the last sentence with the following:

            If the owner is not also the annuitant, the entire interest of the deceased joint owner will pass to the surviving joint owner, superseding the rights of any contract beneficiaries; if the owner is also the annuitant, a death benefit will be paid to the contract beneficiary and not to the surviving joint owner.

5. The "Systematic Withdrawals" section of the prospectus is amended by substituting the first sentence of the first paragraph with the following:

            Beginning in the first contract year, and before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis.


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6. The "Maturity Date" section of the prospectus is amended by substituting the second paragraph with the following:

            Unless you elect otherwise, the maturity date will be the later of the annuitant's 90th birthday or ten years after the effective date of the contract. (For contracts issued in Florida and New York, the maturity date elected may not be later than the annuitant's 90th birthday.)

7. The "Right to Return" section of the prospectus is deleted and replaced with the following:

            If you cancel the Contract within twenty days after you receive it, you will receive a full refund of the Contract Value (including charges). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk during the right to return period; therefore, the Contract Value returned may be greater or less than your purchase payment. If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your full purchase payment will be refunded; during the remainder of the right to return period, the Contract Value (including charges) will be refunded. The Contract Value will be determined at the close of business on the day we receive a written request for a refund.

8. The following language is added to the "Other Information" section of the prospectus:

MERGER

Effective October 8, 1998, the companies' ultimate parent, Travelers Group, Inc. merged with Citicorp to become Citigroup Inc., a bank holding company. Citigroup Inc.'s businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -and use diverse channels to make them available to consumer and corporate customers around the world. Among these businesses are Citibank, Commercial Credit, Primerica Financial Services, Salomon Smith Barney, SSBC Asset Management, Travelers Life and Annuity, and Travelers Property Casualty.

9. The last paragraph of the "Distribution of Variable Annuity Contracts" section of the prospectus is amended by substituting the last sentence with the following:

            As of October 8, 1998, the principal underwriter for the Contracts is CFBDS, Inc., an unaffiliated company. CFBDS, Inc. is located at 21 Milk Street, Boston, MA 02109.

10. The "Year 2000 Compliance" section of the prospectus is deleted and replaced with the following:

            The Company is highly dependent on computer systems and systems applications for conducting its ongoing business functions. In 1996, the Company began the process of identifying, assessing and implementing changes to computer programs to address the year 2000 issue and developed a comprehensive plan to address the issue. The issue involves the ability of computer systems that have time sensitive programs to recognize properly the year 2000. The inability to do so could result in major failures or miscalculations that would disrupt the Company's ability to meet its customer and other obligations on a timely basis.

            The Company is in the process of implementing necessary changes, in accordance with its Year 2000 plan, to bring all its critical business systems into year 2000 compliance by early 1999. As part of, and following, achievement of year 2000 compliance, systems have been, and will


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            continue to be, subjected to a certification process which validates the renovated code before it is certified for use in production. In addition, the Company is developing contingency plans to be used in the event of an unexpected failure, which may result from the complex interrelationships among our clients, business partners, and other parties upon whom it relies. These plans are expected to be in place by December 31, 1998.

            The total pre-tax cost associated with the required modifications and conversions is expected to be insignificant and is being expensed as incurred in the period 1996 through 1999, and is not expected to have a material effect on its financial position, results of operations or liquidity. The Company also has third party customers, financial institutions, vendors and others with which it conducts business and has communicated with them on their plans to address and resolve year 2000 issues on a timely basis. While it is likely that these efforts by third party vendors will be successful, it is possible that a series of failures by third parties could have a material adverse effect on the Company's results of operations in future years.

11. Appendix B of the prospectus is amended by adding the following statement before the first paragraph:

    (This waiver is not available if the Annuitant is age 71 or older on the date the Contract is issued.)